Cash and Cash Equivalents - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalent [line items]
Short-term deposits with banks	₸ 0	₸ 192,102
Fair value of collateral of reverse repurchase agreements classified as cash and cash equivalents	431,053	0
Restricted deposits included in due from banks with investment credit ratings	₸ 34,935	₸ 35,114
Minimum
Cash and cash equivalent [line items]
Denomination of national currency percentage for mandatory cash balance	0.00%
Denomination of foreign currency percentage for mandatory cash balance	1.00%
Mid Range
Cash and cash equivalent [line items]
Denomination of national currency percentage for mandatory cash balance	2.00%
Denomination of foreign currency percentage for mandatory cash balance	3.00%
Maximum
Cash and cash equivalent [line items]
Denomination of national currency percentage for mandatory cash balance	3.50%
Denomination of foreign currency percentage for mandatory cash balance	10.00%